Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	2 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	31 Months Ended	32 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	52 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended	126 Months Ended
	Sep. 28, 2022	Sep. 14, 2022	Dec. 16, 2020	Oct. 31, 2014	Oct. 31, 2022	Oct. 31, 2022	Apr. 30, 2025	Oct. 31, 2021	Apr. 30, 2025	Oct. 31, 2015	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2016	Oct. 31, 2024	Oct. 31, 2024	Apr. 30, 2025	Apr. 30, 2025	Oct. 31, 2023	Oct. 31, 2017	Oct. 31, 2024	Oct. 31, 2018	Apr. 30, 2025	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Apr. 30, 2025
C000011818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fund
Accumulated Value				$ 10,000						$ 9,724				$ 10,174						$ 12,620		$ 11,717		$ 12,981	$ 13,749	$ 17,838	$ 12,731	$ 14,111	$ 17,172	$ 17,960
C000179658 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fund
Accumulated Value				10,000,000						9,760,104				10,239,609						12,740,191		11,875,359		13,216,552	14,051,689	18,301,663	13,111,947	14,596,529	17,837,728	18,693,939
C000011817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fund
Accumulated Value				100,000						97,601				102,396						127,450		118,709		131,990	140,245	182,536	130,661	145,318	177,432	185,772
C000179659 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fund
Accumulated Value				10,000,000						10,251,040				10,602,229						13,521,652		13,486,075		15,089,999	18,221,958	24,538,159	16,363,359	18,027,017	23,320,913	23,572,779
C000011819 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fund
Accumulated Value				10,000						10,228				10,547						13,425		13,348		14,897	17,945	24,098	16,025	17,607	22,698	22,904
C000079785 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fund
Accumulated Value				100,000						102,512				106,025						135,273		134,796		150,780	181,882	244,776	163,151	179,598	232,076	234,467
C000011821 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fund
Accumulated Value				10,000						8,682				9,614						12,011		10,153		11,824	11,954	14,470	9,090	9,684	11,444	11,315
C000011822 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fund
Accumulated Value				500,000						434,320				480,967						601,600		509,355		593,040	601,243	727,664	457,410	485,178	577,136	568,421
C000138298 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fund
Accumulated Value				5,000,000						4,346,822				4,827,362						6,054,791		5,133,786		5,986,406	6,079,467	7,362,629	4,633,403	4,918,443	5,856,234	5,773,076
C000045117 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fund
Accumulated Value				10,000						9,871				10,258						12,998		12,043		13,226	14,558	19,339	13,269	13,847	15,971	16,389
C000045116 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fund
Accumulated Value				100,000						99,018				103,126						130,948		121,589		133,918	147,769	196,764	135,382	141,485	163,521	167,838
C000240396 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fund
Accumulated Value				5,000,000						4,950,898				5,156,287						6,547,387		6,079,453		6,695,910	7,388,475	9,838,239	6,769,133	7,083,323	8,197,675	8,420,651
C000064415 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fund
Accumulated Value				100,000						81,654				79,667						93,070		85,192		88,251	79,871	105,222	80,436	80,766	101,768	100,934
C000179660 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fund
Accumulated Value				2,500,000						2,041,341				1,991,672						2,329,852		2,136,217		2,221,844	2,016,176	2,665,041	2,040,238	2,059,933	2,598,246	2,583,176
C000064416 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fund
Accumulated Value				10,000						8,136				7,892						9,186		8,382		8,654	7,815	10,248	7,805	7,819	9,807	9,713
C000236826 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Fund
Accumulated Value		$ 100,000				$ 97,700						$ 99,945				$ 116,983		$ 114,511
C000223577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fund
Accumulated Value			$ 100,000					$ 93,600					$ 50,359						$ 52,465		$ 55,693		$ 55,404
C000238190 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fund
Accumulated Value	$ 100,000				$ 103,400						$ 113,369				$ 138,499		$ 147,518
MSCI Frontier Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI Frontier Emerging Markets Index
Accumulated Value				100,000						80,573				82,298						96,035		86,018		94,362	83,145	102,866	76,315	80,418	100,106	104,320
MSCI ACWI ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI ex US Index
Accumulated Value				100,000						95,324				95,537						118,121		108,384		120,598	117,447	152,285	114,630	128,465	159,726	169,230
MSCI Emerging Markets ex China Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI Emerging Markets ex China Index
Accumulated Value		$ 100,000				$ 94,544						$ 101,193				$ 128,710		$ 125,583
MSCI China All Shares Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI China All Shares Index
Accumulated Value			$ 100,000					$ 94,782					$ 54,426						$ 60,758		$ 71,982		$ 74,253
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI Emerging Markets Index
Accumulated Value				500,000						427,342				466,939						590,452		516,548		577,794	625,464	731,548	504,572	559,071	700,590	703,392
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI All Country World Index
Accumulated Value				10,000						9,997				10,201						12,568		12,503		14,078	14,766	20,270	16,225	17,929	23,808	24,018
MSCI All Country World ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI All Country World ex US Index
Accumulated Value				100,000						95,324				95,537						118,121		108,384		120,598	117,447	152,285	114,630	128,465	159,726	169,230
MSCI World ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI World ex US Index
Accumulated Value	100,000				105,942						119,248				147,673		159,954
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Index
Accumulated Value	$ 100,000				$ 106,075						$ 121,351				$ 149,220		$ 162,049
MSCI ACWI ex US Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI ex US Small Cap Index
Accumulated Value				$ 100,000						$ 101,526				$ 105,808						$ 131,944		$ 119,106		$ 129,545	$ 129,642	$ 179,986	$ 130,033	$ 141,497	$ 175,074	$ 179,731